Shareholder Report, Holdings (Details) - Capital Group Central Cash Fund - Class M	Apr. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.49%
Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.63%
Repurchase agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%